STOCK-BASED COMPENSATION	3 Months Ended
Mar. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
3.	Stock-Based Compensation

We measure stock-based compensation expense based on the grant date fair value of the awards, which is then recognized over the period which service is required to be provided. We estimate the value of our stock option awards on the date of grant using the Black-Scholes option pricing model and amortize that cost over the expected term of the grant. We recognized $171,569 and $28,139 in stock-based compensation expense for the three months ended March 31, 2016 and 2015, respectively. We expect to recognize the compensation cost related to non-vested options as of March 31, 2016 of $597,475 over the weighted average remaining recognition period of 1.1 years.

We used the following forward-looking range of assumptions to value the 940,000 stock options granted to employees, consultants and directors during the three months ended March 31, 2016 and the 325,000 stock options granted to employees, consultants and directors during the three months ended March 31, 2015:

	2016	2015

Dividend yield	0.0%	0.0%
Risk-free rate of return	1.41%	1.53%
Expected life in years	4.5 - 7	4.75
Volatility	87-95%	92%
Forfeiture rate	2.6%	2.6%